Guarantor/Non-Guarantor Condensed Consolidated Financial Information - Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 16,391	$ 10,732		$ 19,647		$ 25,613				$ 27,227	$ 20,818
Accounts receivable, net	158,385	171,495				172,604
Receivable due from ESOP Trust		0				930
Prepaid expenses and other current assets	6,492	5,341				4,483
Total current assets	181,268	187,568	$ 189,003	191,759	$ 179,298	203,630	$ 211,464	$ 223,550	$ 203,722
Property, plant and equipment, net	6,291	7,066				9,668
Intangible assets, net	593	961				2,040
Goodwill	398,921	398,921	398,921			398,921
Investment in subsidiaries	0	0				0
Intercompany receivables	0	0				0
Other assets	9,228	9,753				10,367
Total assets	596,301	604,269				624,626
Current liabilities:
Interest payable	1,618	2,976				17,758
Trade accounts payable	70,289	55,533				61,622
Accrued liabilities	43,673	45,021				39,393
Accrued payroll and related liabilities	40,876	38,190				37,954
Billings in excess of costs revenue earned	2,591	2,815				4,334
Total current liabilities	181,785	186,156	$ 743,602	736,335	$ 474,643	161,061	$ 167,253	$ 171,700	$ 157,168
Unsecured notes, current portion	0	23,977				0
Intercompany payables	0	0				0
Secured notes		0				322,286
Unsecured notes		0				233,832
Accrued compensation and benefits, excluding current portion	5,861	5,878				5,736
Non-current portion of lease obligations	11,053	11,456				12,821
Deferred income taxes	$ 68,591	$ 65,104				$ 58,130
Commitments and contingencies
Redeemable common stock	$ 32,084	$ 32,120				$ 61,895
Common stock of subsidiaries	0	0				0
Accumulated other comprehensive loss (gain)	(19)	(19)				130
Accumulated surplus (deficit)	(276,224)	(253,475)				(252,050)
Total liabilities, redeemable common stock and stockholders' deficit	596,301	604,269				624,626
First Lien Term Loan, Tranche A [Member]
Current liabilities:
Debt, current	21,119	16,059				0
Debt, noncurrent	71,571	82,627				0
First Lien Term Loan, Tranche B [Member]
Current liabilities:
Debt, current	1,619	1,585				0
Debt, noncurrent	159,024	158,413				0
Second Lien Term Loans [Member]
Current liabilities:
Debt, noncurrent	62,567	56,373				0
Third Lien Notes [Member]
Current liabilities:
Debt, noncurrent	202,485	190,445				0
Revolving Credit Facility [Member]
Current liabilities:
Revolving credit facility	42,606	39,549				0
Series A Preferred Stock [Member]
Current liabilities:
Series A preferred stock	2,339	2,339				0
Second and Third Lien Notes [Member]
Current liabilities:
Common stock warrants	11,793	6,518				0
Secured Notes [Member]
Current liabilities:
Common stock warrants	20,785	20,785				20,785
Parent [Member]
Current assets:
Cash and cash equivalents	16,382	10,757		19,651		25,617				27,271	20,845
Accounts receivable, net	155,648	168,719				169,304
Receivable due from ESOP Trust		0				930
Prepaid expenses and other current assets	6,409	5,265				4,449
Total current assets	178,439	184,741				200,300
Property, plant and equipment, net	5,962	6,697				9,139
Intangible assets, net	593	961				2,040
Goodwill	398,921	398,921				398,921
Investment in subsidiaries	29,996	29,637				28,420
Intercompany receivables	2,889	2,501				1,906
Other assets	9,224	9,748				10,363
Total assets	626,024	633,206				651,089
Current liabilities:
Interest payable	1,618	2,976				17,758
Trade accounts payable	70,176	55,476				61,563
Accrued liabilities	43,519	44,789				39,169
Accrued payroll and related liabilities	40,633	37,866				37,404
Billings in excess of costs revenue earned	2,494	2,685				4,250
Total current liabilities	181,178	185,413				160,144
Unsecured notes, current portion		23,977
Intercompany payables	30,673	30,061				27,826
Secured notes		0				322,286
Unsecured notes		0				233,832
Accrued compensation and benefits, excluding current portion	5,861	5,878				5,736
Non-current portion of lease obligations	10,710	11,075				12,374
Deferred income taxes	$ 68,591	$ 65,104				$ 58,130
Commitments and contingencies
Redeemable common stock	$ 32,084	$ 32,120				$ 61,895
Common stock of subsidiaries	1	0
Accumulated other comprehensive loss (gain)	(19)	(19)				130
Accumulated surplus (deficit)	(276,225)	(253,475)				(252,049)
Total liabilities, redeemable common stock and stockholders' deficit	626,024	633,206				651,089
Parent [Member] | First Lien Term Loan, Tranche A [Member]
Current liabilities:
Debt, current	21,119	16,059
Debt, noncurrent	71,571	82,627
Parent [Member] | First Lien Term Loan, Tranche B [Member]
Current liabilities:
Debt, current	1,619	1,585
Debt, noncurrent	159,024	158,413
Parent [Member] | Second Lien Term Loans [Member]
Current liabilities:
Debt, noncurrent	62,567	56,373
Parent [Member] | Third Lien Notes [Member]
Current liabilities:
Debt, noncurrent	202,485	190,445
Parent [Member] | Revolving Credit Facility [Member]
Current liabilities:
Revolving credit facility	42,606	39,549
Parent [Member] | Series A Preferred Stock [Member]
Current liabilities:
Series A preferred stock	2,339	2,339
Parent [Member] | Second and Third Lien Notes [Member]
Current liabilities:
Common stock warrants	11,793	6,518
Parent [Member] | Secured Notes [Member]
Current liabilities:
Common stock warrants	20,785	20,785				20,785
Guarantor Companies [Member]
Current assets:
Cash and cash equivalents	(23)	(33)		(25)		(24)				(44)	(27)
Accounts receivable, net	880	1,426				2,735
Receivable due from ESOP Trust		0				0
Prepaid expenses and other current assets	41	47				188
Total current assets	898	1,440				2,899
Property, plant and equipment, net	329	369				525
Intangible assets, net	0	0				0
Goodwill	0	0				0
Investment in subsidiaries	0	0				0
Intercompany receivables	30,636	30,027				27,828
Other assets	0	0
Total assets	31,863	31,836				31,252
Current liabilities:
Interest payable	0	0				0
Trade accounts payable	35	35				58
Accrued liabilities	72	96				144
Accrued payroll and related liabilities	148	282				517
Billings in excess of costs revenue earned	66	112				84
Total current liabilities	321	525				803
Unsecured notes, current portion		0
Intercompany payables	0	0				153
Secured notes		0				0
Unsecured notes		0				0
Accrued compensation and benefits, excluding current portion	0	0				0
Non-current portion of lease obligations	343	381				447
Deferred income taxes	$ 0	$ 0				$ 0
Commitments and contingencies
Redeemable common stock	$ 0	$ 0				$ 0
Common stock of subsidiaries	4,084	4,084				4,084
Accumulated other comprehensive loss (gain)	0	0				0
Accumulated surplus (deficit)	27,115	26,846				25,765
Total liabilities, redeemable common stock and stockholders' deficit	31,863	31,836				31,252
Guarantor Companies [Member] | First Lien Term Loan, Tranche A [Member]
Current liabilities:
Debt, current	0	0
Debt, noncurrent	0	0
Guarantor Companies [Member] | First Lien Term Loan, Tranche B [Member]
Current liabilities:
Debt, current	0	0
Debt, noncurrent	0	0
Guarantor Companies [Member] | Second Lien Term Loans [Member]
Current liabilities:
Debt, noncurrent	0	0
Guarantor Companies [Member] | Third Lien Notes [Member]
Current liabilities:
Debt, noncurrent	0	0
Guarantor Companies [Member] | Revolving Credit Facility [Member]
Current liabilities:
Revolving credit facility	0	0
Guarantor Companies [Member] | Series A Preferred Stock [Member]
Current liabilities:
Series A preferred stock	0	0
Guarantor Companies [Member] | Second and Third Lien Notes [Member]
Current liabilities:
Common stock warrants	0	0
Guarantor Companies [Member] | Secured Notes [Member]
Current liabilities:
Common stock warrants	0	0				0
Non-Guarantor Companies [Member]
Current assets:
Cash and cash equivalents	32	8		$ 21		20				$ 0	$ 0
Accounts receivable, net	1,857	1,350				565
Receivable due from ESOP Trust		0				0
Prepaid expenses and other current assets	42	29				(154)
Total current assets	1,931	1,387				431
Property, plant and equipment, net	0	0				4
Intangible assets, net	0	0				0
Goodwill	0	0				0
Investment in subsidiaries	0	0				0
Intercompany receivables	36	33				0
Other assets	4	5				4
Total assets	1,971	1,425				439
Current liabilities:
Interest payable	0	0				0
Trade accounts payable	78	22				1
Accrued liabilities	82	136				80
Accrued payroll and related liabilities	95	42				33
Billings in excess of costs revenue earned	31	18				0
Total current liabilities	286	218				114
Unsecured notes, current portion		0
Intercompany payables	2,888	2,501				1,754
Secured notes		0				0
Unsecured notes		0				0
Accrued compensation and benefits, excluding current portion	0	0				0
Non-current portion of lease obligations	0	0				0
Deferred income taxes	$ 0	$ 0				$ 0
Commitments and contingencies
Redeemable common stock	$ 0	$ 0				$ 0
Common stock of subsidiaries	8	8				9
Accumulated other comprehensive loss (gain)	0	0				0
Accumulated surplus (deficit)	(1,211)	(1,302)				(1,438)
Total liabilities, redeemable common stock and stockholders' deficit	1,971	1,425				439
Non-Guarantor Companies [Member] | First Lien Term Loan, Tranche A [Member]
Current liabilities:
Debt, current	0	0
Debt, noncurrent	0	0
Non-Guarantor Companies [Member] | First Lien Term Loan, Tranche B [Member]
Current liabilities:
Debt, current	0	0
Debt, noncurrent	0	0
Non-Guarantor Companies [Member] | Second Lien Term Loans [Member]
Current liabilities:
Debt, noncurrent	0	0
Non-Guarantor Companies [Member] | Third Lien Notes [Member]
Current liabilities:
Debt, noncurrent	0	0
Non-Guarantor Companies [Member] | Revolving Credit Facility [Member]
Current liabilities:
Revolving credit facility	0	0
Non-Guarantor Companies [Member] | Series A Preferred Stock [Member]
Current liabilities:
Series A preferred stock	0	0
Non-Guarantor Companies [Member] | Second and Third Lien Notes [Member]
Current liabilities:
Common stock warrants	0	0
Non-Guarantor Companies [Member] | Secured Notes [Member]
Current liabilities:
Common stock warrants	0	0				0
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0				0
Accounts receivable, net	0					0
Receivable due from ESOP Trust		0				0
Prepaid expenses and other current assets	0					0
Total current assets	0	0				0
Property, plant and equipment, net	0	0				0
Intangible assets, net	0	0				0
Goodwill	0	0				0
Investment in subsidiaries	(29,996)	(29,637)				(28,420)
Intercompany receivables	(33,561)	(32,561)				(29,734)
Other assets	0	0				0
Total assets	(63,557)	(62,198)				(58,154)
Current liabilities:
Interest payable	0	0				0
Trade accounts payable	0	0				0
Accrued liabilities	0	0				0
Accrued payroll and related liabilities	0	0				0
Billings in excess of costs revenue earned	0	0				0
Total current liabilities	0	0				0
Unsecured notes, current portion		0
Intercompany payables	(33,561)	(32,562)				(29,733)
Secured notes		0				0
Unsecured notes		0				0
Accrued compensation and benefits, excluding current portion	0	0				0
Non-current portion of lease obligations	0					0
Deferred income taxes	$ 0	$ 0				$ 0
Commitments and contingencies
Redeemable common stock	$ 0	$ 0				$ 0
Common stock of subsidiaries	(4,093)	(4,092)				(4,093)
Accumulated other comprehensive loss (gain)	0	0				0
Accumulated surplus (deficit)	(25,903)	(25,544)				(24,328)
Total liabilities, redeemable common stock and stockholders' deficit	(63,557)	(62,198)				(58,154)
Eliminations [Member] | First Lien Term Loan, Tranche A [Member]
Current liabilities:
Debt, current	0	0
Debt, noncurrent	0	0
Eliminations [Member] | First Lien Term Loan, Tranche B [Member]
Current liabilities:
Debt, current	0	0
Debt, noncurrent	0	0
Eliminations [Member] | Second Lien Term Loans [Member]
Current liabilities:
Debt, noncurrent	0	0
Eliminations [Member] | Third Lien Notes [Member]
Current liabilities:
Debt, noncurrent	0	0
Eliminations [Member] | Revolving Credit Facility [Member]
Current liabilities:
Revolving credit facility	0	0
Eliminations [Member] | Series A Preferred Stock [Member]
Current liabilities:
Series A preferred stock	0	0
Eliminations [Member] | Second and Third Lien Notes [Member]
Current liabilities:
Common stock warrants	0	0
Eliminations [Member] | Secured Notes [Member]
Current liabilities:
Common stock warrants	$ 0	$ 0				$ 0